Accrued Expenses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses [Line Items]
Aggregate liabilities included in accrued expenses	$ 15.6	$ 6.0
Cost Reduction Initiatives [Member]
Accrued Expenses [Line Items]
Cost reduction initiatives include severance and facility closure costs	16.9	5.9	3.1
Aggregate liabilities included in accrued expenses	15.6	6.0
Aggregate liabilities included in other long term liabilities	$ 2.9	$ 5.5